Invesco PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 1000 Houston, TX 77046 713 626 1919 www.invesco.com/us

June 20, 2014

VIA EDGAR TRANSMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Invesco Management Trust

File Nos. 333-195218, 811-22957

Ladies and Gentlemen:

On behalf of Invesco Management Trust (the “Trust”), attached herewith for filing under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, is the electronic version of Pre-Effective Amendment No. 1 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A, which was filed with the Commission on April 11, 2014 to register shares of the Trust’s initial series, Invesco Conservative Income Fund. This Amendment is being filed pursuant to Rule 472 under the 1933 Act to: (1) respond to comments received by the Staff on May 9, 2014; (2) file exhibits related to the initial public offering of the Trust’s securities; and (3) make certain other non-material changes.

Pursuant to Rule 461 under the 1933 Act and conversations with Stephanie Hui, the U.S. Securities and Exchange Commission (“SEC”) examiner for the Trust, the undersigned, on behalf of the Trust and on behalf of Invesco Distributors, Inc., the Distributor of the Trusts’ shares, hereby requests that the Commission accelerate the effectiveness of the Amendment so that it may become effective on Tuesday, July 1, 2014.

In connection with the Trust’s responses to the SEC Staff’s comments on the N-1A, as requested by the Staff, the Trust acknowledges that: (i) the Trust is responsible for the adequacy of the disclosure in the Trust’s filings; (ii) Staff comments or changes to disclosure in response to Staff comments in the filings reviewed by the Staff do not foreclose the SEC from taking any action with respect to the filings; and (iii) the Trust may not assert Staff comments as a defense in any proceeding initiated by the SEC under the federal securities laws of the United States. We do not expect to file any exemptive applications or no-action requests in connection with this Amendment.

Please send copies of all correspondence with respect to the Amendment to the undersigned, or contact me at 713.214.1968.

Very truly yours,

Invesco Management Trust

/s/ Stephen R. Rimes
Stephen R. Rimes Counsel

Invesco Distributors, Inc.

/s/ Peter S. Gallagher
Peter S. Gallagher President

cc:       Ms. Stephanie Hui